Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets

10. GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2011	$319,440
Acquired goodwill	77,829
Foreign currency translation adjustment	(7)

Balance at December 31, 2012	397,262
Foreign currency translation adjustment	(4,652)

Balance at December 31, 2013	$392,610

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2013	2012
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$138,599	$144,683
Finite lived intangible assets:
Customer relationships	10-15 years	80,865	84,410
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(17,140)	(11,111)

Finite lived intangible assets, net		65,244	74,818

		$203,843	$219,501

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2013, 2012 and 2011, was $6,029, $4,925 and $2,361, respectively. Amortization of finite lived intangible assets for 2014 through 2018 is expected to be approximately $5,900 per year.